UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22504

CLARK FORK TRUST

 (Exact name of registrant as specified in charter)

218 East Front Street, Suite 205, Missoula, Montana 59802

(Address of principal executive offices) (Zip code)

Capitol Services, Inc.

615 S. Dupont Hwy, Dover, DE 19901

 (Name and address of agent for service)

With Copies To:

John H. Lively

The Law Offices of John H. Lively & Associates, Inc.

A Member Firm of the 1940 Act Law Group

2041 W. 141st Terr. Ste. 119

Leawood, KS 66224

Registrant's telephone number, including area code: 406-541-0130

Date of fiscal year end: May 31

Date of reporting period: August 31, 2011

ITEM 1. SCHEDULE OF INVESTMENTS.

Tarkio Fund
Schedule of Investments
August 31, 2011 (Unaudited)

Shares		Value

COMMON STOCKS - 95.19%

Arrangement of Transportation of Freight & Cargo - 2.82%
275	Expeditors International of Washington, Inc.	$ 12,513

Beverages - 2.38%
150	Coca Cola Co.	10,568

Drawing & Insulating of Nonferrous Wire - 5.76%
1,700	Corning, Inc.	25,551

Fire, Marine & Casualty Insurance - 6.39%
325	Berkshire Hathaway, Inc. Class-B *	23,725
150	Berkley W R Corp.	4,634
		28,359
Food & Kindred Products - 2.52%
350	Campbell Soup Co.	11,155

Industrial Instruments for Measurement, Display & Control - 2.89%
400	Cognex Corp.	12,800

Industrial Trucks, Tractors, Trailers & Stackers - 5.82%
1,600	Terex Corp. *	25,808

Instruments For Measuring & Testing of Electricity & Electric Signals - 3.33%
400	Agilent Technologies, Inc. *	14,748

Land Subdividers & Developers (No Cemeteries) - 2.49%
600	St. Joe Co. *	11,064

Millwood, Veneer, Plywood & Structural Wood Members - 3.04%
850	American Woodmark Corp.	13,481

Motor Vehicle Parts & Accessories - 3.51%
600	Gentex Corp.	15,567

National Commercial Banks - 2.39%
1,000	Synovus Financial Corp.	1,450
350	Wells Fargo & Co.	9,135
		10,585
Office Furniture - 3.92%
875	Miller Herman, Inc.	17,386

Paints, Varnishes, Lacquers, Enamels & Allied Products - 3.28%
450	Valspar Corp.	14,530

Plastic Materials, Synthetic Resins & Nonvulcan Elastomers - 7.87%
700	Rogers Corp. *	34,909

Retail-Grocery Stores - 3.72%
250	Whole Foods Market, Inc.	16,510

Retail-Variety Stores - 5.31%
300	Costco Wholesale Corp.	23,562

Security Brokers, Dealers & Flotation Companies - 5.02%
1,300	SEI Investments Co.	22,243

Semiconductors & Related Devices - 3.41%
250	JDS Uniphase Corp. *	3,242
2,800	Oclaro, Inc. *	11,900
		15,142
Services-Business Services, NEC - 3.27%
800	Total System Services, Inc.	14,520

Services-Prepackaged Software - 5.45%
950	National Instruments Corp.	24,158

Steel Works, Blast Furnaces & Rolling Mills (Coke Ovens) - 3.05%
375	Nucor Corp.	13,530

Surgical & Medical Instruments & Apparatus - 3.02%
325	ICU Medical, Inc. *	13,390

Telephone Communications (No Radiotelephone) - 4.52%
9,000	Level 3 Communications, Inc. *	16,200
200	TW Telecom, Inc. *	3,858
		20,058

TOTAL FOR COMMON STOCKS (Cost $425,272) - 95.19%		$ 422,137

SHORT TERM INVESTMENTS - 25.81%
114,466	Fidelity Instituitional Money Market Portfolio 0.16% ** (Cost $114,466)	114,466

TOTAL INVESTMENTS (Cost $539,738) - 121.00%		$ 536,603

OTHER ASSETS LESS LIABILITIES - (21.00%)		(93,140)

NET ASSETS - 100.00%		$ 443,463

ADR - American Depository Receipts.
* Non-income producing securities during the period.
** Variable rate security; the coupon rate shown represents the 7-day yield at August 31, 2011.

NOTES TO FINANCIAL STATEMENTS
Tarkio Fund
1. SECURITY TRANSACTIONS
At August 31, 2011 the net unrealized depreciation on investments, based on cost for federal income tax purposes of $539,738 amounted to $3,136, which consisted of aggregate gross unrealized appreciation of $17,002 and aggregate gross unrealized depreciation of $20,138.

2. SECURITY VALUATION

As described in Note 2, all investments in securities are recorded at their estimated fair value. The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuating the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$422,137	$0	$0	$422,137
Exchange Traded Funds	$0	$0	$0	$0
Preferred Stocks	$0			$0
Cash Equivalents	$114,466	$0	$0	$114,466
Total	$536,603	$0	$0	$536,603

ITEM 2. CONTROLS AND PROCEDURES.

a)

The Registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”)) as conducted within 90 days of the filing of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s most recent fiscal quarter that materially affected, or were reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Clark Fork Trust

By:

/s/ Russell T. Piazza

Russell T. Piazza, Chairman of the Board, Principal Executive Officer

Date    October 25, 2011

By:

/s/ David Wild

David Wild, Principal Financial Officer

Date    October 25, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacity and on the date indicated.

By:

/s/ Russell T. Piazza

Russell T. Piazza, Chairman of the Board, Principal Executive Officer

Date     October 25, 2011

By:

/s/ David Wild

David Wild, Principal Financial Officer

Date     October 25, 2011